Trade accounts and other payables (Tables)	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Disclosure of Trade Accounts and Other Payables
Trade accounts and other payables consists of the following:

	Yen in millions
	March 31,
	2024	2025

Accounts and notes payables	3,828,068	4,034,920
Other payables	1,423,289	1,492,427

Total	5,251,357	5,527,347